Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventory

	December 31,	December 31,
(in U.S. dollars)	2025	2024
Raw materials	$—	$10,083
Components and assemblies	2,184,043	1,240,568
Finished goods – at cost	—	133,253
Total Inventory	$2,184,043	$1,383,904